Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net taxes recoverable		$ 12.0
Net taxes payable current	17.9
Provision for income taxes	415.4	471.5	496.9
Interest Expense or Benefit
Income Taxes [Line Items]
Provision for income taxes	$ 0	$ 0	$ 0